UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlok, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-2870

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/29/04

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/29/04

Item 1.	Schedule of Investments. - The Schedule of Investments for the period ended July 31, 2004.

INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description			Value
Aerospace & Military (1%)
1,720	British Aerospace			$6,694
Automobiles (3%)
250	DaimlerChrysler Ag			11,154
15	Porsche Ag Preferred			9,696
250	Volkswagen			10,138
Banking (12%)
140	BNP Paribas SA			8,143
1,530	BPI-SGPS SA			5,629
430	Credit Agricole SA			10,133
140	Deutsche Bank Ag			9,721
370	Dexia			6,175
1,100	DNB NOR ASA			7,539
830	HBOS Plc			10,767
710	HSBC Holdings Plc			10,439
50	Julius Baer Holding			13,447
660	Royal Bank of Scotland Group Plc			18,578
530	San Paolo IMI			6,054
400	Standard Chartered PLC			6,624
Basic Materials (0%)
100	BASF Ag			5,324
Beverages (1%)
270	Coca-Cola Hellenic Bottling Company Sa			6,356
50	Pernod-Ricard Sa			5,981
Broadcasting & Publishing (2%)
400	British Sky Broadcasting Group PLC			4,402
430	Trinity Mirror PLC			4,870
860	United Business Media Plc			7,735
300	Vivendi Universal (b)			7,491
Building - Products (0%)
50	Lafarge			4,280
Building Materials & Components (1%)
670	Assa Abloy AB			7,946
Business & Public Services (3%)
400	Exel Plc			5,273
50	Sap AG			8,007
1,500	Serco Group Plc			5,489
450	Suez Sa			8,884
Chemicals (1%)
600	Clariant AG			8,080
Construction & Housing (1%)
700	Skansa AB - B			6,021
Consumer Staples (3%)
80	Loreal			5,728
50	Nestle			12,763
90	Roche Holding Ag			8,887
Distributor (1%)
100	Pinault-Printemps-Redoute			9,745
Durables Goods (1%)
320	Philips Electronics NV			7,749
Electronics (1%)
560	Asm Lithography Holding Nv (b)			7,992
Energy (9%)
1,600	BG Group Plc			9,985
3,000	BP Amoco Plc			28,184
80	LUKOIL			8,700
450	Statoil Asa			5,638
80	Technip SA			11,128
105	Total Fina SA			20,363
Exchange Traded Funds (34%)
2,800	iShares MSCI Canada Index Fund			40,180
1,700	iShares MSCI Hong Kong Index Fund			17,238
22,200	iShares MSCI Japan Index Fund			218,448
650	iShares MSCI Mexico (Free) Index Fund			12,376
590	iShares MSCI Pacific ex-Japan Index Fund			43,223
Financial Services (3%)
400	Credit Suisse Group			12,818
440	Fortis (b)			9,580
410	ING Group NV			9,504
Food & Household Products(1%)
340	Reckitt Benckiser Plc			9,310
Food - Retail (1%)
200	Delhaize Group			9,558
Forestry & Paper Products (1%)
370	Upm-Kymmene Oyj			7,180
Health & Personal Care (5%)
90	Actelion Ltd. (b)			8,589
890	Glaxo SmithKine Place			18,100
1,100	Smith & Nephew Plc			11,115
143	Stada Arzneimittel AG			5,349
30	Straumann Holding AG			5,176
Insurance (3%)
70	Allianz Ag			6,758
500	Axa			10,262
820	CGU Plc			8,361
50	Muenchener Rueckver Ag			4,796
Materials (1%)
150	Ciba Specialty Chemicals AG			10,334
Merchandising (0%)
710	Ahold Nv (b)			5,275
Multi-Industry (0%)
4,740	Sonae, S.G.P.S., S.A.			4,901
Retail (0%)
230	Next Plc			6,269
Retail Store (0%)
400	Great Universal Stores			6,270
Technology (1%)
970	T-Online International Ag (b)			10,893
Telecommunication (6%)
250	France Telecom			6,186
550	Nokia Oyj			6,302
1,050	SES Global			8,812
750	Telefonica S.A.			10,920
450	Telekom Austria AG			6,974
8,220	Vodafone Group Plc			17,847
Transportation (2%)
840	Brisa-Auto Estradas de Portugal, S.A.			5,948
1,056	Deutsche Lufthansa - Reg (b)			12,455
Utility (2%)
150	E.ON AG			10,664
770	National Grid Transco PLC			6,102

Total (Cost - $985,430) (100%)				988,005
Liabilities in excess of Other Assets (-0%)				(4,711)

Net Assets (100%)				$983,294

(a) Unrealized appreciation (depreciation) of securities is as follows:

	Unrealized appreciation	$36,138
	Unrealized depreciation	(33,563)

	Net unrealized appreciation	$2,575

(b) Non-income producing security

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized (Depreciation)
Assets:
9/13/2004	GBP (Buy 28,000)	1.8132	50,769	(420)

See Notes

EUROPEAN QUANT EQUITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description		Value
Aerospace & Military Technology (2%)
4,240	British Aerospace		$16,501
Appliances & Household Durables (2%)
915	Philips Electronics NV		22,156
Automobiles (2%)
390	DaimlerChrysler Ag		17,401
Banks (16%)
1,380	ABN Amro Holding NV		28,870
800	Alliance & Leicester Plc		12,352
590	Bank of Ireland		7,718
590	Bank of Ireland		7,647
3,000	Barclays Plc		25,126
1,800	HBOS Plc		23,350
2,725	Lloyds TSB Group Plc		20,453
1,065	Royal Bank of Scotland Group Plc		29,978
Basic Materials (3%)
590	BASF Ag		31,410
Beverages & Tobacco (3%)
1,620	British American Tobacco		24,658
Broadcasting & Publishing (4%)
1,250	Mediaset Spa		13,315
770	Vivendi Environment		20,515
Business and Public Service (2%)
950	Deutsche Post AG		19,040
Communication Services (1%)
4,400	Cable & Wireless Plc		8,692
Construction & Housing (2%)
1,380	Barratt Developments Plc		14,183
Consumer Staples (4%)
90	Nestle		22,974
3,950	Tesco Plc		18,303
Diversified Operations (2%)
230	LaGardere S.C.A.		13,979
Electronics (2%)
780	STMicroelectronics NV		14,480
Energy (13%)
1,670	Eni SpA		34,334
420	Norsk Hydro ASA		26,565
260	Sanofi Synthelabo Sa		17,224
250	Total Fina SA		48,483
Financial Services (8%)
1,090	Fortis (b)		23,733
1,330	Provident Financial Plc		13,682
600	UBS Ag		40,094
Food & Household Products (3%)
510	Unilever NV		31,364
Health & Personal Care (6%)
200	Altana Ag		10,821
145	Coloplast A/S		13,957
1,160	Gentinge AB		13,379
24	Serono Sa		14,838
Insurance (6%)
140	Allianz Ag		13,516
2,215	Prudential Plc		18,289
1,220	Sampo Oyj		11,485
120	Zurich Financial Services AG		16,956
Machinery & Engineering (1%)
860	Metso Corporation		11,146
Merchandising (2%)
90	Colruyt NV		11,643
3,250	William Morrison Supermarkets PLC		10,710
Metals (3%)
3,260	BHP Billiton Plc		29,737
Multi-Industry (3%)
380	Siemens Ag		26,640
Technology (1%)
260	Cap Gemini (b)		8,650
Telecommunication (7%)
1,750	Deutsche Telekom AG (b)		29,288
920	Elisa Oyj (b)		11,834
2,040	Koninklijke (Royal) KPN NV		15,060
8,050	MMO2 PLC (b)		13,118
Utilities (4%)
1,100	Endesa S.A.		19,997
5,010	Northumbrian Water Group PLC		12,063
820	Pennon Group PLC		10,899

Total (Cost - $975,761) (102%)			972,606
Liabilities in excess of Other Assets (-2%)			(16,630)

Net Assets (100%)			$955,976

(a) Unrealized appreciation (depreciation) of securities is as follows:

	Unrealized appreciation	$30,090
	Unrealized depreciation	(33,245)

	Net unrealized depreciation	$(3,155)

(b) Non-income producing security.

See Notes

EUROPEAN EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description			Value
Common Stocks (95%)
Automobiles (1%)
400	Debica			$14,199
Banks (18%)
82,500	Banca Transilvania			17,038
2,600	Bank Pekao SA			81,205
500	Bank Przemyslowo-Handlowy PBK S.A.			55,036
1,500	Bank Zachodni WBK S.A.			33,021
500	BRE Bank SA (b)			13,828
1,500	Komercni Banka As			153,332
7,750	OTP Bank Rt.			159,942
150	Sberbank RF			57,000
Beverages & Tobacco (4%)
25,000	Browary Polskie Brok-Strzelec (b)			11,695
2,150	Hoop			8,076
130	Philip Morris CR As			75,616
1,400	Zaklady Tluszczowe Kruszwica (b)			15,333
Building & Construction (1%)
1,125	Wienerberger AG			40,307
Chemicals (1%)
6,000	Pannonplast Rt. (b)			45,355
Construction & Building Materials (1%)
2,250	Budimex SA (b)			27,800
Entertainment & Media (1%)
2,500	Antenna Hungaria Rt.			38,765
Health & Personal Care (2%)
800	Gedeon Richter Rt.			79,043
Industrial (1%)
3,800	Fabryka Kotlow Rafako (b)			13,908
Mining & Metal Products (9%)
1,000	Grupa Kety SA			39,351
10,000	Highland Gold Mining Limited			43,697
11,000	KGHM Polska Miedz S.A. (b)			86,874
1,200	Mining and Metallurgical Company Norilsk Nickel			61,800
100,000	Stalexport SA (b)			70,721
Oil & Energy (24%)
2,300	Lukoil			250,700
500	LUKOIL			54,494
2,750	MOL Magyar Olaj-es Gazipari Rt.			113,401
1,200	PetroKazakhstan Inc.			37,980
13,500	Polski Koncern Naftowy Orlen S.A.			110,704
2,200	Sibneft - ADR			55,066
200,000	SNP Petrom SA			14,940
1,500	Surgutneftegaz			49,956
2,500	Surgutneftegaz ADR			84,125
Other Consumer (2%)
1,100	Amica Wronki (b)			12,108
3,900	Fabryki Mebli Forte (b)			14,810
750	Prokom Software SA (b)			33,537
Retail (2%)
1,350	Cersanit-Krasnystaw SA (b)			41,979
3,500	Farmacol S.A. (b)			29,086
Utilities (27%)
2,400	AO VimpelCom - ADR (b)			209,880
9,000	Cesky Telecom AS			107,857
10,000	CEZ			75,269
26,000	Magyar Tavkozlesi Rt (Matav)			104,443
950	Mobile Telesystems - ADR			111,198
25,000	Netia S.A. (b)			27,862
2,800	Oao Gazprom-Spon ADR			82,600
26,000	Telekomunikacja Polska SA			104,100
2,050	Unified Energy System			50,020

Total Common Stocks (Cost - $2,812,548)				3,019,057
Investment Companies (3%)
82,408	Dreyfus Treasury Cash Management Fund			82,408

Total (Cost - $2,894,956) (a) (97%)				3,101,465
Other Assets, net of Liabilities (3%)				97,076

Net Assets (100%)				$3,198,541

(a) Unrealized appreciation (depreciation) of securities is as follows:

	Unrealized appreciation	$297,565
	Unrealized depreciation	(91,056)

	Net unrealized appreciation	$206,509

(b) Non-income producing security.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized (Depreciation)
Assets:
7/30/2004	HUF (Buy 5,911,954)	206.3700	28,647	(289)

See Notes

EUROLAND BLUE CHIP FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description		Value
Aerospace & Military Technology (1%)
5,450	British Aerospace		$21,210
Appliances & Household Durables (2%)
1,640	Philips Electronics NV		39,711
Automobiles (5%)
1,200	DaimlerChrysler Ag		53,541
50	Porsche Ag Preferred		32,321
750	Volkswagen		30,415
Banking (12%)
1,650	Banco Bilbao Vizcaya Argentaria S.A.		21,941
2,430	Banco Santander Central Hispano Sa		23,081
1,165	BNP Paribas SA		67,765
7,560	BPI-SGPS SA		27,813
1,390	Credit Agricole SA		32,755
2,140	Dexia		35,712
90	Julius Baer Holding		24,204
3,060	San Paolo IMI		34,951
Basic Materials (1%)
400	BASF Ag		21,295
Beverages & Tobacco (2%)
720	Coca-Cola Hellenic Bottling Company Sa		16,950
150	Pernod-Ricard Sa		17,944
Broadcasting & Publishing (2%)
750	M6 Metropole Television		18,837
910	Vivendi Universal (b)		22,724
Building - Products (2%)
450	Lafarge		38,522
Building Materials & Components (1%)
2,450	Assa Abloy AB		29,056
Business & Public Services (4%)
170	Sap AG		27,225
4,950	Serco Group Plc		18,115
2,500	Suez Sa		49,354
Chemicals (3%)
2,690	Clariant AG		36,224
430	Linde AG		23,316
Construction & Housing (1%)
3,700	Skansa AB - B		31,825
Consumer Staples (3%)
2,000	Glaxo SmithKine Place		40,674
300	Loreal		21,479
Distributor (2%)
400	Pinault-Printemps-Redoute		38,979
Electronics (3%)
2,600	Asm Lithography Holding Nv (b)		37,105
290	Siemens Ag		20,331
Energy (12%)
3,300	BG Group Plc		20,593
7,300	BP Amoco Plc		68,582
240	LUKOIL		26,100
2,200	Statoil Asa		27,563
640	Total Fina SA		124,116
Energy Equipment & Services (1%)
230	Technip SA		31,994
Financial Services (7%)
700	Credit Suisse Group		22,432
650	Deutsche Bank Ag		45,131
1,760	Fortis (b)		38,322
2,270	ING Group NV		52,619
Food and Household Products (2%)
1,250	Reckitt Benckiser Plc		34,229
Food Retail (2%)
730	Delhaize Group		34,888
Forestry & Paper Products (2%)
2,140	Upm-Kymmene Oyj		41,527
Health & Personal Care (2%)
210	Actelion Ltd. (b)		20,041
780	Stada Arzneimittel AG		29,175
Insurance (6%)
385	Allianz Ag		37,170
1,530	Axa		31,401
300	Muenchener Rueckver Ag		28,776
1,250	Riunione Adriatica di Sicurta		22,513
Merchandising (2%)
5,010	Ahold Nv (b)		37,225
Multi-Industry (1%)
17,960	Sonae, S.G.P.S., S.A.		18,570
Technology (1%)
2,800	T-Online International Ag (b)		31,443
Telecommunications (12%)
950	France Telecom		23,506
4,300	Nokia Oyj		49,269
3,300	SES Global		27,694
5,320	Telefonica S.A.		77,458
2,320	Telekom Austria AG		35,955
17,340	Vodafone Group Plc		37,648
Television (0%)
500	Gestevision Telecinco SA (b)		7,713
Transportation (3%)
3,150	Brisa-Auto Estradas de Portugal, S.A.		22,307
3,768	Deutsche Lufthansa - Reg (b)		44,442
Utilities (3%)
430	E.ON AG		30,570
1,600	Iberdrola Sa		32,703

Total (Cost - $2,334,232) (100%)			2,169,050
Liabilities in excess of Other Assets (-0%)			(6,440)

Net Assets (100%)			$2,162,610

(a) Unrealized appreciation (depreciation) of securities is as follows:

	Unrealized appreciation	$35,535
	Unrealized depreciation	(200,717)

	Net unrealized depreciation	$(165,182)

(b) Non-income producing security.

See Notes

EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2004

Principal or Shares	Security Description		Value
Common Stocks (96%)
Aerospace/Defense (2%)
1,450	European Aeronautic Defence		$39,922
Banking (6%)
1,909	Anglo Irish Bank		30,067
1,500	Bank of Piraeus		16,339
2,200	Barclays Plc		18,426
300	BNP Paribas SA		17,450
4,000	Lloyds TSB Group Plc		30,023
Beverages & Tobacco (3%)
1,400	Coca-Cola Hellenic Bottling Company Sa		32,958
200	Pernod-Ricard Sa		23,926
Broadcasting & Publishing (6%)
3,300	British Sky Broadcasting Group PLC		36,320
4,100	SES Global		34,407
1,500	United Business Media Plc		13,491
1,150	Vivendi Universal (b)		28,718
Business & Public Services (3%)
200	Sap AG		32,029
1,000	United Internet AG		23,385
Chemicals (1%)
5,200	Imperial Chemical		21,492
Consumer Goods & Services (1%)
200	Wella Ag - Preferred Stock		18,729
Consumer Staples (5%)
2,000	Glaxo SmithKine Place		40,674
250	Loreal		17,899
350	Roche Holding Ag		34,563
Data Processing (2%)
4,200	Tele Atlas NV (b)		30,752
Diversified Operations (1%)
6,600	Ifil S.p.A.		21,742
Drug Delivery Systems (2%)
500	Fresenius AG		37,031
Electronics (3%)
2,100	Asm Lithography Holding Nv (b)		29,970
400	Micronas Semiconductor Holding AG (b)		16,612
Energy Sources (7%)
1,600	Eni SpA		32,895
400	Norsk Hydro ASA		25,300
650	Royal Dutch Petroleum		32,565
170	Total Fina SA		32,968
Food & Household Products (2%)
1,150	Reckitt Benckiser Plc		31,491
Gaming (2%)
2,100	OPAP		40,296
Health & Personal Care (14%)
300	Actelion Ltd. (b)		28,630
350	Aventis		26,974
3,000	Cambridge Antibody Technology Group (b)		27,037
1,866	GPC Biotech AG (b)		20,797
200	Nobel Biocare Holding Ag		27,322
3,450	Smith & Nephew Plc		34,862
220	Straumann Holding AG		37,955
800	UCB SA		36,790
Insurance (4%)
1,700	Axa		34,890
1,200	Fondiaria - Sai		25,825
Machinery and Engineering (2%)
200	SIG Holding AG		37,159
Metals (3%)
4,700	BHP Billiton Plc		42,872
Multi-Industry (3%)
800	Grenkeleasing AG		31,260
600	SEZ Holding Ag (b)		16,792
9,200	Sonae, S.G.P.S., S.A.		9,513
Multimedia (2%)
1,500	NRJ Group		30,659
Office Machines (1%)
1,550	Oce N.V.		23,332
Public Improvements (2%)
1,600	Autostrade S.p.A		31,202
Technology (2%)
2,600	T-Online International Ag (b)		29,197
Telecommunications (12%)
900	Bouygues Sa		30,222
1,700	Cosmote Mobile Telecommunications		27,388
21,000	MMO2 PLC (b)		34,220
2,850	Nokia Oyj		32,655
1,800	Portugal Telecom Sa		18,439
5,500	Telecom Italia Mobile Spa		29,228
4,300	Telenor ASA		29,285
Television (0%)
400	Gestevision Telecinco SA (b)		6,170
Transportation (1%)
1,900	Brisa-Auto Estradas de Portugal, S.A.		13,455
Utilities (4%)
5,800	BG Group Plc		36,195
1,600	Endesa S.A.		29,086

Total Common Stocks (Cost - $1,702,980)			1,681,851
Investment Companies (1%)
24,196	Dreyfus Treasury Cash Management Fund (b)		24,196

Total (Cost - $1,727,176) (a) (97%)			1,706,047
Other Assets, net of Liabilities (3%)			51,644

Net Assets (100%)			$1,757,691

(a) Unrealized appreciation (depreciation) of securities is as follows:

	Unrealized appreciation	$52,304
	Unrealized depreciation	(73,433)

	Net unrealized depreciation	$(21,129)

(b) Non-income producing security.

See Notes

Notes to Financial Statements

1. Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The International Equity and the European Quant Equity Funds are no-load Funds and the European Emerging Markets, Euroland Blue Chip and European Growth Funds are subject to an initial sales charge at the time of purchase up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares.

Each of the Funds, except for the Euroland Blue Chip Fund, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.